Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

On December 31, 2016 Mr. Vautrin, the Company’s Chief Executive Officer, informed the Company’s Board of Directors of his intention to resign as CEO to pursue other opportunities, effective as of March 1, 2017. Mr. Vautrin will remain on the Board of Directors. On February 15, 2017 the Board hired William Singer to serve as the Company’s CEO following Mr. Vautrin’s departure.

NOTE 11 – SUBSEQUENT EVENTS

On August 3, 2016 the Company entered into an Agreement with Crown Financial, LLC which advances 80% of invoices approved and assumed by Crown for collection. Depending on the length of time taken to collect the invoices, the Company will receive additional payments from Crown ranging from 18.25% if collected within 20 days to 0% if collected in 120 days. Crown has the right to require the Company to repurchase unpaid invoices outstanding for more than 120 days.

On August 13, 2016 the Company entered into an Investment Agreement (the “Investment Agreement”) with GHS Investments, LLC (“GHS”). The Investment Agreement gives the Company the option to sell to GHS, up to $5,000,000 worth of its common stock (“Shares”), over the period following effectiveness of a registration statement covering the resale of the Shares (the “Effective Date”) and ending thirty-six (36) months after the Effective Date. Under the terms of the Investment Agreement, the Company has the right to deliver from time to time a Put Notice to GHS stating the dollar amount of Put Shares (up to $500,000 under any individual Put Notice)(the “Put Amount”) that it intends to sell to GHS with the price per share based on the following formula: the lesser of (a) the lowest sale price for the Common Stock on the date of the Put Notice (the “Put Notice Date”); or (b) the arithmetic average of the three (3) lowest trading prices for the Company’s Common Stock during the five trading days following the Put Notice Date. The maximum number of shares that can be put to GHS is two times the average daily trading volume during the ten trading days prior to the closing of a put (the “Closing Date”). If the amount of the tranche of its outstanding shares exceeds the volume limitation, additional tranches will be delivered until the entire Purchase Amount is delivered. Each tranche, including the initial tranche, will trigger a new purchase price, and will be priced according to the purchase price definition. There are a number of conditions to the Company effecting a put, including the effectiveness of the registration statement.

On September 2, 2016, the Company issued 550,000 shares of its common stock valued at $86,625 to an investor pursuant to an equity purchase agreement.

On September 23, 2016, the Company entered into an agreement with a lender to increase the value of the note payable and to extend the due date. At this time both the new value and the revised date are still to be determined.

Environmental Turf Services, LLC [Member]
Subsequent Events

Note 9 - Subsequent Events

The Company has evaluated subsequent events through December 28, 2016, the date the financial statements were available to be issued and has determined the following subsequent events require disclosure in the financial statements:

On October 14, 2016 but effective as of October 10, 2016, XFit Brands, Inc. (“XFit” or the “Company”) acquired the assets of the Company pursuant to a definitive Asset Purchase Agreement dated October 10, 2016 (the “Purchase Agreement”) between XFit and the Company. The acquired assets consisted of inventory, accounts receivable, equipment and vehicles, the registered trademark “ENVIROTURF” and the associated goodwill. The acquisition was completed on October 14, 2016 upon delivery and acceptance of the schedules to the Purchase Agreement.

At the closing of the Acquisition, XFit paid and issued to EnviroTurf a total purchase price of $346,000 as follows: (i) assumption of $200,000 of EnviroTurf’s accounts payable and (ii) 2,000,000 restricted shares of XFit Common Stock (the “Purchase Price Shares”), which were valued at the closing price on the date of XFit’s Common Stock on the date of the Acquisition. XFit will fund the non-share purchase price and the costs and expenses of the Acquisition through a combination of cash on hand and internally-generated working capital.

The Purchase Agreement contains customary representations, warranties and covenants by the parties.

Note 9 - Subsequent Events

The Company has evaluated subsequent events through December 28, 2016, the date the financial statements were available to be issued and has determined the following subsequent events require disclosure in the financial statements:

On October 14, 2016 but effective as of October 10, 2016, XFit Brands, Inc. (“XFit” or the “Company”) acquired the assets of the Company pursuant to a definitive Asset Purchase Agreement dated October 10, 2016 (the “Purchase Agreement”) between XFit and the Company. The acquired assets consisted of inventory, accounts receivable, equipment and vehicles, the registered trademark “ENVIROTURF” and the associated goodwill. The acquisition was completed on October 14, 2016 upon delivery and acceptance of the schedules to the Purchase Agreement.

At the closing of the Acquisition, XFit paid and issued to EnviroTurf a total purchase price of $346,000 as follows: (i) assumption of $200,000 of EnviroTurf’s accounts payable and (ii) 2,000,000 restricted shares of XFit Common Stock (the “Purchase Price Shares”), which were valued at the closing price on the date of XFit’s Common Stock on the date of the Acquisition. XFit will fund the non-share purchase price and the costs and expenses of the Acquisition through a combination of cash on hand and internally-generated working capital.

The Purchase Agreement contains customary representations, warranties and covenants by the parties.